                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31
Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED SMALL AND MID CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.


                                                 (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   26

Notes to Financial Statements......   32

Proxy Voting.......................   47




--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) Class A shares gained 10.20% (excluding sales charge) for the six months ended Jan. 31, 2010.

> The Fund underperformed its benchmark, the Russell 2500(TM) Index, which rose
  11.84% during the six-month period.

> The Fund also underperformed the Lipper Mid-Cap Core Funds Index, representing the Fund's peer group, which increased 13.34%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                               SINCE
                                                             INCEPTION
                                6 MONTHS*   1 YEAR  3 YEARS   5/18/06
----------------------------------------------------------------------
RiverSource Disciplined Small
  and Mid Cap Equity Fund
  Class A (excluding sales
  charge)                        +10.20%   +33.79%  -12.27%    -8.14%
----------------------------------------------------------------------
Russell 2500 Index(1)
  (unmanaged)                    +11.84%   +42.74%   -6.76%    -2.39%
----------------------------------------------------------------------
Lipper Mid-Cap Core Funds
  Index(2)                       +13.34%   +44.07%   -4.92%    -1.05%
----------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




(1) The Russell 2500 Index, an unmanaged index, measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Core Funds Index includes the 30 largest mid-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                SINCE
Without sales charge             6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 5/18/06)       +10.20%   +33.79%  -12.27%    -8.14%
-----------------------------------------------------------------------
Class B (inception 5/18/06)        +9.66%   +32.67%  -12.96%    -8.85%
-----------------------------------------------------------------------
Class C (inception 5/18/06)        +9.66%   +32.67%  -12.96%    -8.86%
-----------------------------------------------------------------------
Class I (inception 5/18/06)       +10.30%   +34.29%  -11.93%    -7.79%
-----------------------------------------------------------------------
Class R4 (inception 5/18/06)      +10.23%   +34.03%  -12.00%    -7.89%
-----------------------------------------------------------------------
Class W (inception 12/1/06)       +10.13%   +33.83%  -12.30%   -10.40%
-----------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)        +3.86%   +26.08%  -13.99%    -9.60%
-----------------------------------------------------------------------
Class B (inception 5/18/06)        +4.66%   +27.67%  -13.84%    -9.59%
-----------------------------------------------------------------------
Class C (inception 5/18/06)        +8.66%   +31.67%  -12.96%    -8.86%
-----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------


Consumer Discretionary                     18.6%
------------------------------------------------
Consumer Staples                            4.6%
------------------------------------------------
Energy                                     10.8%
------------------------------------------------
Financials                                 15.3%
------------------------------------------------
Health Care                                 9.0%
------------------------------------------------
Industrials                                13.2%
------------------------------------------------
Information Technology                     15.3%
------------------------------------------------
Materials                                   8.8%
------------------------------------------------
Telecommunication Services                  2.1%
------------------------------------------------
Utilities                                   2.0%
------------------------------------------------
Other(2)                                    0.3%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


TOP TEN HOLDINGS(1) (at Jan. 31, 2010)
---------------------------------------------------------------------


Murphy Oil                                  0.9%
------------------------------------------------
Humana                                      0.9%
------------------------------------------------
CIGNA                                       0.9%
------------------------------------------------
3Com                                        0.9%
------------------------------------------------
Hartford Financial Services Group           0.9%
------------------------------------------------
Platinum Underwriters Holdings              0.9%
------------------------------------------------
CenturyTel                                  0.8%
------------------------------------------------
Western Digital                             0.8%
------------------------------------------------
Seagate Technology                          0.8%
------------------------------------------------
Computer Sciences                           0.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                       REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,102.00        $ 6.55         $ 6.60
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.70        $ 6.29         $ 6.34
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,096.60        $10.51         $10.56
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.91        $10.10         $10.15
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,096.60        $10.45         $10.51
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.96        $10.05         $10.10
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,103.00        $ 3.78         $ 3.83
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.34        $ 3.63         $ 3.68
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,102.30        $ 5.29         $ 5.35
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.90        $ 5.09         $ 5.14
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,101.30        $ 6.13         $ 6.18
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.10        $ 5.89         $ 5.94
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.25%           .01%        1.26%
----------------------------------------------------------------------
Class B                             2.01%           .01%        2.02%
----------------------------------------------------------------------
Class C                             2.00%           .01%        2.01%
----------------------------------------------------------------------
Class I                              .72%           .01%         .73%
----------------------------------------------------------------------
Class R4                            1.01%           .01%        1.02%
----------------------------------------------------------------------
Class W                             1.17%           .01%        1.18%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Jan. 31, 2010: +10.20% for Class A, +9.66% for Class B, +9.66% for Class C, +10.30% for Class I, +10.23% for Class R4 and +10.13% for Class W.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                       REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
BE Aerospace                                              5,341(b)           $119,799
Ceradyne                                                 12,801(b)            250,131
Spirit AeroSystems Holdings Cl A                         10,979(b,d)          235,499
Triumph Group                                             1,990               101,351
                                                                      ---------------
Total                                                                         706,780
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
Air Transport Services Group                             35,833(b)             82,774
Atlas Air Worldwide Holdings                              6,988(b)            256,250
                                                                      ---------------
Total                                                                         339,024
-------------------------------------------------------------------------------------

AIRLINES (1.2%)
Alaska Air Group                                          7,744(b)            242,697
Allegiant Travel                                          4,661(b,d)          238,643
Continental Airlines Cl B                                14,261(b,d)          262,260
Hawaiian Holdings                                        36,341(b)            215,866
SkyWest                                                  32,278               472,227
                                                                      ---------------
Total                                                                       1,431,693
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.2%)
ArvinMeritor                                             18,188(b)            176,242
Autoliv                                                  13,331(c)            570,699
Cooper Tire & Rubber                                     16,254               276,806
Dana Holding                                             39,919(b)            411,565
Exide Technologies                                       23,722(b)            183,371
Goodyear Tire & Rubber                                   22,962(b)            306,313
Spartan Motors                                           29,436               176,616
Tenneco                                                  17,173(b)            303,619
TRW Automotive Holdings                                   8,193(b)            188,685
WABCO Holdings                                            4,416               114,154
                                                                      ---------------
Total                                                                       2,708,070
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Harley-Davidson                                           9,417               214,143
-------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Coca-Cola Enterprises                                    12,269               247,711
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Cubist Pharmaceuticals                                    6,921(b)            141,811
PDL BioPharma                                            22,740(d)            145,536
                                                                      ---------------
Total                                                                         287,347
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Apogee Enterprises                                       14,460(d)            198,969
Insteel Inds                                              9,167(d)             90,570
Quanex Building Products                                  7,470               120,118
                                                                      ---------------
Total                                                                         409,657
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Apollo Investment                                        24,445               251,783
BGC Partners Cl A                                        29,180(d)            118,763
Broadpoint Gleacher Securities                           21,101(b)             85,459
GFI Group                                                22,904               111,542
Intl Assets Holding                                       8,562(b)            127,488
Knight Capital Group Cl A                                14,467(b)            226,264
MF Global Holdings                                       23,932(b)            156,755
MVC Capital                                               7,749                90,663
Oppenheimer Holdings Cl A                                 4,537(d)            123,905
optionsXpress Holdings                                    7,299               104,741
Penson Worldwide                                         12,635(b,d)          106,387
SWS Group                                                13,292(d)            159,504
                                                                      ---------------
Total                                                                       1,663,254
-------------------------------------------------------------------------------------

CHEMICALS (4.1%)
Ashland                                                   8,671               350,395
Celanese Series A                                         4,900               142,590
CF Inds Holdings                                          6,307               585,668
Cytec Inds                                                3,515               131,145
Eastman Chemical                                          3,128(d)            176,826
Huntsman                                                 26,456               322,499
Innophos Holdings                                         9,079               177,585


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
Lubrizol                                                  2,390              $176,119
NewMarket                                                 2,788               251,533
Olin                                                     26,012(d)            429,198
OM Group                                                 17,264(b)            563,152
Solutia                                                  15,392(b)            211,640
Stepan                                                    2,718               158,949
Terra Inds                                               13,370               422,492
WR Grace & Co                                            40,215(b)            960,333
                                                                      ---------------
Total                                                                       5,060,124
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.4%)
BancFirst                                                 4,720               190,216
Fifth Third Bancorp                                      48,980               609,312
SVB Financial Group                                       8,016(b,d)          347,814
TowneBank                                                14,586(d)            155,924
Trico Bancshares                                         10,072               173,843
Wintrust Financial                                        2,784                96,716
Zions Bancorporation                                      9,533(d)            180,841
                                                                      ---------------
Total                                                                       1,754,666
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.7%)
Brink's                                                  12,603               294,658
Herman Miller                                            10,765(d)            181,821
HNI                                                       9,412               235,488
Kimball Intl Cl B                                        24,290               191,405
RR Donnelley & Sons                                      26,040               516,114
Steelcase Cl A                                           29,467(d)            208,626
United Stationers                                         5,008(b,d)          273,236
Viad                                                      8,534(d)            168,376
                                                                      ---------------
Total                                                                       2,069,724
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
3Com                                                    143,751(b)          1,070,945
Blue Coat Systems                                         5,661(b)            139,544
JDS Uniphase                                             13,742(b)            108,012
NETGEAR                                                   9,591(b)            197,958
Plantronics                                               7,321               193,421
Tellabs                                                  47,291(b)            304,081
                                                                      ---------------
Total                                                                       2,013,961
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.4%)
Lexmark Intl Cl A                                        15,751(b)            406,218
NCR                                                      26,010(b)            311,340
Novatel Wireless                                         17,158(b)            128,342
SanDisk                                                   2,552(b)             64,872
Seagate Technology                                       59,200(c)            990,416
Western Digital                                          26,188(b)            994,882
                                                                      ---------------
Total                                                                       2,896,070
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.6%)
Comfort Systems USA                                      12,316(d)            144,467
EMCOR Group                                              27,598(b)            664,008
Fluor                                                    15,097               684,498
Granite Construction                                     10,147(d)            313,339
KBR                                                      27,118               507,920
Layne Christensen                                         5,102(b)            129,234
Michael Baker                                             5,342(b,d)          208,391
Shaw Group                                                6,111(b)            197,324
Tutor Perini                                             15,945(b)            303,912
                                                                      ---------------
Total                                                                       3,153,093
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
Advance America Cash Advance Centers                     28,231               136,356
Cash America Intl                                         3,005               112,958
Discover Financial Services                              44,722               611,797
EZCORP Cl A                                               5,371(b)             97,537
                                                                      ---------------
Total                                                                         958,648
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                                             7,446               129,337
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Corinthian Colleges                                      14,138(b,d)          197,932
Regis                                                     9,104               145,027
                                                                      ---------------
Total                                                                         342,959
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
IntercontinentalExchange                                    819(b)             78,198
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
CenturyTel                                               29,423            $1,000,677
Neutral Tandem                                           10,164(b)            157,135
Qwest Communications Intl                               175,188               737,541
                                                                      ---------------
Total                                                                       1,895,353
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Edison Intl                                              19,960               665,067
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
EnerSys                                                  12,131(b)            236,433
General Cable                                             8,078(b)            235,070
GrafTech Intl                                            32,855(b)            412,659
                                                                      ---------------
Total                                                                         884,162
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.9%)
Agilent Technologies                                      7,908(b)            221,661
Anixter Intl                                             13,027(b,d)          542,966
Arrow Electronics                                        11,100(b)            291,597
Avnet                                                     9,011(b)            238,251
Benchmark Electronics                                    14,414(b)            262,623
Ingram Micro Cl A                                        17,533(b)            296,308
Insight Enterprises                                      18,381(b)            211,565
Jabil Circuit                                            15,372               222,587
Littelfuse                                                4,368(b)            131,302
Methode Electronics                                      19,678               216,261
Plexus                                                    7,141(b,d)          242,865
SYNNEX                                                    9,983(b,d)          264,250
Tech Data                                                 6,843(b)            278,852
Vishay Intertechnology                                   16,826(b)            126,868
                                                                      ---------------
Total                                                                       3,547,956
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.6%)
Atwood Oceanics                                           7,276(b)            243,892
BJ Services                                              15,288               316,003
Bristow Group                                             3,455(b)            123,344
Cal Dive Intl                                            12,100(b)             85,184
CARBO Ceramics                                            2,894               190,772
Complete Production Services                             17,022(b)            213,286
Diamond Offshore Drilling                                 5,617(d)            514,124
Dril-Quip                                                 5,541(b)            290,847
GulfMark Offshore                                         7,779(b)            190,974
Helmerich & Payne                                        10,370               433,777
Key Energy Services                                      48,202(b,d)          466,354
Lufkin Inds                                               6,165               390,738
Nabors Inds                                              13,204(b,c)          294,449
Oil States Intl                                           5,908(b)            217,651
Parker Drilling                                          54,091(b,d)          260,178
Patterson-UTI Energy                                     17,797               273,362
Pride Intl                                               19,032(b,d)          563,347
Rowan Companies                                          20,868(b)            448,245
SEACOR Holdings                                           1,884(b)            132,351
Superior Energy Services                                  8,946(b)            205,490
TETRA Technologies                                       23,066(b,d)          241,270
Tidewater                                                 7,954               372,406
Unit                                                      4,876(b,d)          222,053
Willbros Group                                           13,829(b)            211,445
                                                                      ---------------
Total                                                                       6,901,542
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
Andersons                                                 3,961               106,868
BJ's Wholesale Club                                       3,864(b)            130,565
Ingles Markets Cl A                                      10,711               151,668
Pantry                                                    8,606(b)            115,923
Ruddick                                                  10,053(d)            285,003
Safeway                                                  37,160               834,241
SUPERVALU                                                32,758               481,870
Whole Foods Market                                       10,191(b)            277,399
Winn-Dixie Stores                                        21,954(b,d)          222,394
                                                                      ---------------
Total                                                                       2,605,931
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
American Italian Pasta Cl A                               3,649(b)            125,015
Bunge                                                     6,917               406,649
Cal-Maine Foods                                           8,223(d)            268,481
Chiquita Brands Intl                                      6,377(b)             93,551
Darling Intl                                             20,958(b)            163,263
Dean Foods                                               15,141(b)            266,936
Fresh Del Monte Produce                                  19,703(b,c)          400,562
Green Mountain Coffee Roasters                            2,435(b)            206,537
                                                                      ---------------
Total                                                                       1,930,994
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GAS UTILITIES (0.4%)
Laclede Group                                             5,366              $173,107
Questar                                                   6,310               261,739
                                                                      ---------------
Total                                                                         434,846
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Abaxis                                                    4,671(b)            112,478
ev3                                                      18,536(b,d)          270,255
Intuitive Surgical                                        1,714(b)            562,295
Orthofix Intl                                             3,602(b,c,d)        108,528
Sirona Dental Systems                                     4,208(b)            135,371
                                                                      ---------------
Total                                                                       1,188,927
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.0%)
AMERIGROUP                                               18,284(b,d)          465,328
Centene                                                  12,454(b)            239,740
CIGNA                                                    32,445             1,095,668
Coventry Health Care                                     27,609(b)            631,694
Health Management Associates Cl A                        17,524(b)            116,359
Health Net                                               15,514(b)            376,370
HealthSpring                                             27,447(b)            477,303
HMS Holdings                                              5,391(b,d)          243,080
Humana                                                   22,599(b)          1,098,764
Kindred Healthcare                                       27,824(b)            470,504
Magellan Health Services                                 22,468(b)            887,037
Molina Healthcare                                        11,081(b,d)          246,552
RehabCare Group                                           6,256(b)            181,799
Sun Healthcare Group                                     11,234(b)             98,185
Triple-S Management Cl B                                 14,760(b,c,d)        244,868
Universal American Financial                             18,692(b)            249,725
WellCare Health Plans                                    13,446(b)            419,246
                                                                      ---------------
Total                                                                       7,542,222
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.2%)
Eclipsys                                                  7,843(b)            130,821
IMS Health                                                7,862               170,134
                                                                      ---------------
Total                                                                         300,955
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Bally Technologies                                        7,604(b,d)          301,651
California Pizza Kitchen                                 11,637(b,d)          160,591
Las Vegas Sands                                          20,107(b)            311,658
Wyndham Worldwide                                        12,590               264,264
                                                                      ---------------
Total                                                                       1,038,164
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.4%)
American Greetings Cl A                                  13,283               245,470
Garmin                                                   18,692(c,d)          603,939
Harman Intl Inds                                          7,325               260,404
NVR                                                         343(b)            234,660
Tupperware Brands                                        18,544               787,378
Whirlpool                                                10,230(e)            769,091
                                                                      ---------------
Total                                                                       2,900,942
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
AES                                                      16,168(b)            204,202
Constellation Energy Group                               18,161               586,237
Mirant                                                   14,274(b)            200,835
NRG Energy                                               14,138(b)            340,867
                                                                      ---------------
Total                                                                       1,332,141
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
McDermott Intl                                           21,156(b)            499,705
Seaboard                                                    222               273,060
                                                                      ---------------
Total                                                                         772,765
-------------------------------------------------------------------------------------

INSURANCE (9.2%)
Allied World Assurance Holdings                           3,977(c)            178,011
American Financial Group                                 13,050               323,771
American Physicians Capital                               5,376               149,238
Amerisafe                                                11,109(b,d)          192,186
AmTrust Financial Services                                8,859               106,042
Arch Capital Group                                        3,096(b,c)          221,488
Argo Group Intl Holdings                                  5,930(b,c)          158,568
Assurant                                                 14,458               454,415
CNA Surety                                                8,227(b)            115,178


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Conseco                                                  57,967(b)           $275,923
eHealth                                                   6,815(b)            124,033
Employers Holdings                                       23,501               310,918
Endurance Specialty Holdings                              5,432(c)            195,661
FBL Financial Group Cl A                                  3,582                64,261
Flagstone Reinsurance Holdings                            6,794(c)             71,133
FPIC Insurance Group                                      2,276(b)             86,374
Genworth Financial Cl A                                  66,881(b)            925,633
Hartford Financial Services Group                        43,540             1,044,524
HCC Insurance Holdings                                    8,070               218,697
Horace Mann Educators                                    23,121               277,221
Lincoln Natl                                             20,510               504,136
Max Capital Group                                         9,339(c)            210,314
Meadowbrook Insurance Group                              17,729               119,671
Montpelier Re Holdings                                   15,112(c)            255,242
Natl Financial Partners                                  22,382(b)            189,128
PartnerRe                                                 5,123(c)            382,125
Platinum Underwriters Holdings                           28,618(c)          1,037,689
Principal Financial Group                                36,826               848,839
ProAssurance                                              9,523(b,d)          483,387
Protective Life                                          10,872               183,193
RenaissanceRe Holdings                                    3,653(c)            197,920
Safety Insurance Group                                    7,026               245,910
SeaBright Insurance Holdings                             15,885(b)            161,709
Validus Holdings                                          4,262(c)            112,943
XL Capital Cl A                                          41,032(c)            688,107
Zenith Natl Insurance                                    10,259(d)            286,226
                                                                      ---------------
Total                                                                      11,399,814
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Expedia                                                  11,802(b)            252,681
Liberty Media -- Interactive Cl A                        34,254(b,g)          355,556
NutriSystem                                               8,782(d)            178,802
                                                                      ---------------
Total                                                                         787,039
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
EarthLink                                                65,986(d)            535,146
ModusLink Global Solutions                               16,987(b)            172,418
ValueClick                                               12,142(b)            112,314
Vistaprint                                                5,143(b,c,d)        288,059
                                                                      ---------------
Total                                                                       1,107,937
-------------------------------------------------------------------------------------

IT SERVICES (2.2%)
Ciber                                                    33,810(b,d)          109,206
Computer Sciences                                        19,087(b)            979,164
CSG Systems Intl                                         11,159(b)            216,596
Euronet Worldwide                                         9,815(b)            200,422
Heartland Payment Systems                                 8,578               122,408
Ness Technologies                                        12,754(b,c)           70,657
SAIC                                                     20,334(b)            372,722
TeleTech Holdings                                         9,087(b)            173,016
Unisys                                                    3,692(b)            106,662
Wright Express                                           10,527(b,d)          309,073
                                                                      ---------------
Total                                                                       2,659,926
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                                 9,676(d)            103,823
JAKKS Pacific                                            19,935(b,d)          219,286
Polaris Inds                                              4,548               201,067
                                                                      ---------------
Total                                                                         524,176
-------------------------------------------------------------------------------------

MACHINERY (3.2%)
AGCO                                                     11,567(b)            357,536
Bucyrus Intl                                              4,758               249,224
Chart Inds                                               13,584(b,d)          219,110
Cummins                                                   8,777               396,369
EnPro Inds                                                5,393(b,d)          131,320
Force Protection                                         35,930(b)            182,884
FreightCar America                                        6,680               130,260
Joy Global                                                5,012               229,249
Manitowoc                                                10,735               117,012
Mueller Inds                                             11,774               289,523


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
NACCO Inds Cl A                                           1,292               $69,535
Navistar Intl                                             3,143(b)            116,260
Nordson                                                   8,338(d)            471,430
Oshkosh                                                  14,100               508,586
Terex                                                    13,561(b)            265,118
Timken                                                   11,030               247,182
                                                                      ---------------
Total                                                                       3,980,598
-------------------------------------------------------------------------------------

MEDIA (1.4%)
CBS Cl B                                                 22,925               296,420
DISH Network Cl A                                        23,386               427,028
Gannett                                                  10,602               171,222
Interpublic Group of Companies                           38,533(b,d)          248,923
Liberty Media -- Capital Series A                         5,612(b,g)          145,295
Natl CineMedia                                           11,601               173,783
Virgin Media                                             17,851               253,306
                                                                      ---------------
Total                                                                       1,715,977
-------------------------------------------------------------------------------------

METALS & MINING (3.3%)
AK Steel Holding                                          9,681               196,912
Allegheny Technologies                                    9,454               386,196
AM Castle & Co                                            7,999(d)             77,590
Brush Engineered Materials                                5,807(b)            104,352
Carpenter Technology                                      4,492               120,386
Century Aluminum                                         14,864(b)            168,260
Cliffs Natural Resources                                 10,985               438,851
Commercial Metals                                        17,661               242,662
Horsehead Holding                                        20,299(b,d)          198,930
Kaiser Aluminum                                           4,120               144,818
Olympic Steel                                             4,291(d)            119,032
Reliance Steel & Aluminum                                 9,132               372,038
RTI Intl Metals                                           9,210(b,d)          227,948
United States Steel                                      15,577(d)            692,086
Walter Energy                                             5,448               353,684
Worthington Inds                                         12,909               186,793
                                                                      ---------------
Total                                                                       4,030,538
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Big Lots                                                  4,249(b)            120,714
Dillard's Cl A                                           15,544(d)            257,409
Family Dollar Stores                                      8,655               267,266
JC Penney                                                20,587(e)            511,176
Macy's                                                   13,908               221,554
Nordstrom                                                11,517(d)            397,797
Sears Holdings                                            1,421(b,d)          132,551
                                                                      ---------------
Total                                                                       1,908,467
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.1%)
ATP Oil & Gas                                            13,672(b)            197,834
Bill Barrett                                              8,171(b)            253,301
Cimarex Energy                                            3,889               191,378
CVR Energy                                                8,223(b)             65,948
Frontier Oil                                             20,108               250,546
Frontline                                                 7,726(c,d)          232,244
Gran Tierra Energy                                       31,218(b,c)          152,656
Knightsbridge Tankers                                    10,267(c)            147,947
Massey Energy                                             3,978               153,233
McMoRan Exploration                                      21,618(b,d)          328,810
Murphy Oil                                               21,591             1,102,868
Newfield Exploration                                      4,443(b)            217,440
Patriot Coal                                             16,874(b,d)          261,378
Penn Virginia                                             6,496               157,658
Petroleum Development                                     6,350(b)            133,096
Rosetta Resources                                         9,754(b)            200,542
St. Mary Land & Exploration                               9,404               301,304
Stone Energy                                             10,998(b)            175,308
Sunoco                                                   12,303               308,682
Swift Energy                                              8,629(b,d)          216,243
Tesoro                                                   18,449(d)            230,613
USEC                                                     40,179(b)            160,716
Western Refining                                         24,057(b,d)          109,940
Whiting Petroleum                                         3,162(b)            210,463
World Fuel Services                                      21,962(d)            527,747
                                                                      ---------------
Total                                                                       6,287,895
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
Clearwater Paper                                          3,565(b)            174,435
Intl Paper                                               28,346               649,407
MeadWestvaco                                             11,528               277,479
Schweitzer-Mauduit Intl                                   5,292               398,170
                                                                      ---------------
Total                                                                       1,499,491
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PERSONAL PRODUCTS (0.2%)
Nu Skin Enterprises Cl A                                 12,353              $287,084
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Endo Pharmaceuticals Holdings                            14,166(b)            284,878
Forest Laboratories                                      28,973(b)            858,760
Par Pharmaceutical Companies                             11,210(b)            295,047
Questcor Pharmaceuticals                                 16,483(b)             74,668
ViroPharma                                               15,989(b)            157,971
                                                                      ---------------
Total                                                                       1,671,324
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.9%)
Administaff                                              12,253               279,858
Heidrick & Struggles Intl                                 5,020(d)            127,659
ICF Intl                                                  4,621(b)            108,178
Kelly Services Cl A                                       7,693(b,d)          100,932
Korn/Ferry Intl                                           7,132(b)            105,554
Manpower                                                  3,139               162,568
Spherion                                                 23,273(b)            131,260
TrueBlue                                                  8,205(b,d)          119,054
                                                                      ---------------
Total                                                                       1,135,063
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.7%)
American Capital Agency                                   3,287                87,730
Anworth Mtge Asset                                       31,416               216,770
Capstead Mtge                                            41,049               545,131
Entertainment Properties Trust                            6,304               220,073
Hospitality Properties Trust                             12,368               273,580
Medical Properties Trust                                 12,025               120,370
MFA Financial                                            42,426               312,255
NorthStar Realty Finance                                 22,213               100,847
SL Green Realty                                           4,320               196,517
                                                                      ---------------
Total                                                                       2,073,273
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
CB Richard Ellis Group Cl A                              16,611(b,d)          204,315
Jones Lang LaSalle                                        4,305(d)            245,428
                                                                      ---------------
Total                                                                         449,743
-------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Arkansas Best                                            10,699               241,155
Hertz Global Holdings                                    18,921(b,d)          196,022
Saia                                                      7,629(b,d)           91,548
                                                                      ---------------
Total                                                                         528,725
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Amkor Technology                                         35,189(b,d)          200,225
Atheros Communications                                   15,865(b)            508,791
Cavium Networks                                           5,479(b)            118,401
Cree                                                      3,463(b)            193,616
Marvell Technology Group                                 22,888(b,c)          398,938
Micron Technology                                        64,112(b)            559,056
Monolithic Power Systems                                 12,491(b)            257,564
NetLogic Microsystems                                     4,369(b)            178,954
NVIDIA                                                   12,474(b)            191,975
OmniVision Technologies                                  21,473(b)            277,002
Power Integrations                                        5,911               184,482
Sigma Designs                                            13,255(b,d)          147,263
Silicon Image                                            33,604(b,d)           80,986
Skyworks Solutions                                       25,127(b)            318,862
Teradyne                                                 12,884(b)            120,337
Volterra Semiconductor                                    5,620(b)            109,534
Zoran                                                     5,974(b)             65,535
                                                                      ---------------
Total                                                                       3,911,521
-------------------------------------------------------------------------------------

SOFTWARE (2.0%)
ArcSight                                                  4,582(b)            108,823
Blackbaud                                                 6,624               147,715
Informatica                                              12,808(b,d)          303,421
MicroStrategy Cl A                                        2,097(b)            196,531
Pegasystems                                               5,729(d)            190,489
Rovi                                                      8,394(b)            242,335
Sourcefire                                                5,513(b)            114,946
SuccessFactors                                            6,934(b)            113,024


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Take-Two Interactive Software                            21,028(b,d)         $195,140
Taleo Cl A                                                8,657(b)            175,824
TIBCO Software                                           35,261(b)            315,938
TiVo                                                     21,205(b)            191,269
Ultimate Software Group                                   4,951(b)            148,035
                                                                      ---------------
Total                                                                       2,443,490
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.9%)
Abercrombie & Fitch Cl A                                  6,301(d)            198,734
American Eagle Outfitters                                16,203               257,466
AnnTaylor Stores                                         17,022(b)            213,796
Asbury Automotive Group                                  10,450(b)            115,682
AutoNation                                               14,491(b,d)          260,838
Barnes & Noble                                           10,336(d)            180,673
Big 5 Sporting Goods                                      8,107               118,443
Brown Shoe                                               14,962(d)            183,285
Cabela's                                                  7,407(b)            119,401
CarMax                                                   10,222(b)            210,880
Cato Cl A                                                10,990(d)            224,746
Chico's FAS                                              20,610(b,d)          263,190
Children's Place Retail Stores                            8,374(b,d)          266,293
Collective Brands                                        10,930(b)            215,102
Dress Barn                                               17,911(b)            421,625
Foot Locker                                              19,168               216,407
GameStop Cl A                                            10,481(b)            207,209
Genesco                                                  11,899(b)            280,578
Group 1 Automotive                                       12,400(b,d)          359,600
GUESS?                                                    4,486               178,139
Gymboree                                                  3,680(b,d)          143,557
Hot Topic                                                29,515(b,d)          169,711
Jo-Ann Stores                                            10,690(b,d)          374,364
Jos A Bank Clothiers                                      2,918(b,d)          122,293
Men's Wearhouse                                          22,598(d)            455,350
Office Depot                                             41,980(b)            238,446
OfficeMax                                                22,563(b)            292,642
Pacific Sunwear of California                            34,329(b,d)          120,838
PetSmart                                                 10,279               264,684
RadioShack                                               25,829               504,182
Rent-A-Center                                            17,486(b)            349,720
Signet Jewelers                                          11,339(b,c)          310,235
Sonic Automotive Cl A                                    12,410(b)            118,516
Stage Stores                                             11,163(d)            144,226
Wet Seal Cl A                                            56,235(b,d)          188,387
Williams-Sonoma                                          14,891               282,631
                                                                      ---------------
Total                                                                       8,571,869
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Crocs                                                    31,391(b)            230,724
Deckers Outdoor                                           2,031(b)            199,383
Fossil                                                   12,501(b)            408,158
Iconix Brand Group                                       15,208(b)            191,925
Jones Apparel Group                                      15,451               223,112
Skechers USA Cl A                                         7,880(b)            221,113
Warnaco Group                                            11,402(b)            441,485
                                                                      ---------------
Total                                                                       1,915,900
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Ocwen Financial                                          21,552(b,d)          197,416
-------------------------------------------------------------------------------------

TOBACCO (0.4%)
Alliance One Intl                                        30,949(b,d)          157,530
Universal                                                 7,196(d)            326,627
                                                                      ---------------
Total                                                                         484,157
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
H&E Equipment Services                                   20,609(b,d)          218,661
United Rentals                                           14,496(b)            116,113
WESCO Intl                                               10,524(b,d)          291,726
                                                                      ---------------
Total                                                                         626,500
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
NII Holdings                                              7,474(b)            244,699
Syniverse Holdings                                       15,887(b)            267,061
Telephone & Data Systems                                  3,304               104,241
USA Mobility                                             10,152               105,479
                                                                      ---------------
Total                                                                         721,480
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $101,388,570)                                                     $121,325,829
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%                 336,878(f)           $336,878
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $336,878)                                                             $336,878
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     13,845,107           $13,845,107
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $13,845,107)                                                       $13,845,107
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $115,570,555)(h)                                                  $135,507,814
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
E-Mini S&P MidCap 400
  Index                         17          $1,192,210   March 2010         $(12,625)
Russell 2000 Mini Index         15             901,500   March 2010           (9,301)
------------------------------------------------------------------------------------
Total                                                                       $(21,926)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 6.92% of net assets.

(d) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At Jan. 31, 2010, investments in securities included securities valued at $424,125 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.


--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $115,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $24,425,000
     Unrealized depreciation                          (4,488,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $19,937,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $121,325,829          $--             $--        $121,325,829
---------------------------------------------------------------------------------------------
Total Equity Securities          121,325,829           --              --         121,325,829
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                          336,878           --              --             336,878
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                       13,845,107           --              --          13,845,107
---------------------------------------------------------------------------------------------
Total Other                       14,181,985           --              --          14,181,985
---------------------------------------------------------------------------------------------
Investments in Securities        135,507,814           --              --         135,507,814
Other Financial
  Instruments(d)                     (21,926)          --              --             (21,926)
---------------------------------------------------------------------------------------------
Total                           $135,485,888          $--             $--        $135,485,888
---------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $101,388,570)             $121,325,829
  Affiliated money market fund (identified cost $336,878)               336,878
  Investments of cash collateral received for securities on loan
    (identified cost $13,845,107)                                    13,845,107
-------------------------------------------------------------------------------
Total investments in securities (identified cost $115,570,555)      135,507,814
Capital shares receivable                                               276,968
Dividends and accrued interest receivable                                46,028
Receivable for investment securities sold                             8,160,651
-------------------------------------------------------------------------------
Total assets                                                        143,991,461
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                              11
Capital shares payable                                                  723,284
Payable for investment securities purchased                           6,163,406
Payable upon return of securities loaned                             13,845,107
Variation margin payable on futures contracts                            23,582
Accrued investment management services fees                               2,401
Accrued distribution fees                                                   742
Accrued transfer agency fees                                                596
Accrued administrative services fees                                        206
Other accrued expenses                                                   39,822
-------------------------------------------------------------------------------
Total liabilities                                                    20,799,157
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $123,192,304
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    180,212
Additional paid-in capital                                          125,302,582
Excess of distributions over net investment income                      (32,707)
Accumulated net realized gain (loss)                                (22,173,116)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         19,915,333
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $123,192,304
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 13,359,452
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 9,920,350            1,446,919                       $6.86(1)
Class B                     $   902,638              134,802                       $6.70
Class C                     $   254,358               37,966                       $6.70
Class I                     $20,166,740            2,935,992                       $6.87
Class R4                    $     8,273                1,206                       $6.86
Class W                     $91,939,945           13,464,271                       $6.83
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.28. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   959,566
Income distributions from affiliated money market fund                   2,216
Income from securities lending -- net                                   61,974
------------------------------------------------------------------------------
Total income                                                         1,023,756
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    385,948
Distribution fees
  Class A                                                               12,984
  Class B                                                                4,834
  Class C                                                                1,473
  Class W                                                              129,818
Transfer agency fees
  Class A                                                               13,992
  Class B                                                                1,379
  Class C                                                                  407
  Class R4                                                                   2
  Class W                                                              103,854
Administrative services fees                                            40,549
Plan administration services fees -- Class R4                               10
Compensation of board members                                            2,010
Custodian fees                                                           5,227
Printing and postage                                                    36,625
Registration fees                                                        7,457
Professional fees                                                        6,746
Other                                                                    4,553
------------------------------------------------------------------------------
Total expenses                                                         757,868
------------------------------------------------------------------------------
Investment income (loss) -- net                                        265,888
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             16,633,582
  Futures contracts                                                    404,990
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             17,038,572
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (3,026,836)
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               14,011,736
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $14,277,624
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2010  JULY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    265,888   $    434,794
Net realized gain (loss) on investments                                  17,038,572    (21,892,627)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     (3,026,836)    26,269,090
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          14,277,624      4,811,257
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 (25,228)            --
    Class I                                                                (135,774)       (76,661)
    Class R4                                                                    (37)           (28)
    Class W                                                                (129,029)      (331,470)
  Tax return of capital
    Class I                                                                      --        (14,347)
    Class R4                                                                     --             (4)
    Class W                                                                      --        (77,411)
--------------------------------------------------------------------------------------------------
Total distributions                                                        (290,068)      (499,921)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2010  JULY 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  1,060,879   $  6,309,131
  Class B shares                                                             54,339        674,807
  Class C shares                                                             13,622        208,691
  Class I shares                                                          2,910,600     30,487,874
  Class W shares                                                          5,901,731    167,849,227
Reinvestment of distributions at net asset value
  Class A shares                                                             24,217             --
  Class I shares                                                            135,727         90,986
  Class R4 shares                                                                 6              6
  Class W shares                                                            129,025        408,872
Conversions from Class B to Class A
  Class A shares                                                                 --        246,654
  Class B shares                                                                 --       (246,654)
Payments for redemptions
  Class A shares                                                         (2,255,654)    (8,114,777)
  Class B shares                                                           (171,750)      (285,979)
  Class C shares                                                            (74,850)       (63,129)
  Class I shares                                                         (5,406,201)   (21,030,480)
  Class W shares                                                        (53,163,113)   (60,828,360)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (50,841,422)   115,706,869
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (36,853,866)   120,018,205
Net assets at beginning of period                                       160,046,170     40,027,965
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $123,192,304   $160,046,170
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $    (32,707)  $     (8,527)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.24             $8.39        $9.55      $8.95        $9.48
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .01          .00(b)     .05           --
Net gains (losses) (both realized and
 unrealized)                                               .63             (2.16)(c)    (1.14)       .59         (.53)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .64             (2.15)       (1.14)       .64         (.53)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)               --         (.02)      (.04)          --
Tax return of capital                                       --                --         (.00)(b)     --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)               --         (.02)      (.04)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.86             $6.24        $8.39      $9.55        $8.95
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.20%           (25.63%)     (11.94%)     7.12%       (5.59%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.25%(e)          1.40%        1.32%      1.67%        5.83%(e)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.25%(e)          1.29%(g)     1.20%(g)   1.29%        1.26%(e)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .27%(e)           .18%         .05%       .52%         .01%(e)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $10               $10          $17        $18           $9
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    41%              104%          56%        84%          14%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.11             $8.27        $9.47      $8.93        $9.48
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.03)        (.06)      (.04)        (.01)
Net gains (losses) (both realized and
 unrealized)                                               .61             (2.13)(c)    (1.14)       .62         (.54)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .59             (2.16)       (1.20)       .58         (.55)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --           --       (.04)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.70             $6.11        $8.27      $9.47        $8.93
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.66%           (26.12%)     (12.67%)     6.43%       (5.80%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.01%(e)          2.17%        2.09%      2.12%        6.64%(e)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.01%(e)          2.08%(g)     1.97%(g)   2.06%        2.07%(e)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.50%)(e)         (.60%)       (.71%)     (.41%)       (.37%)(e)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1                $1           $1         $1          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    41%              104%          56%        84%          14%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.11             $8.27        $9.47      $8.93        $9.48
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.03)        (.06)      (.04)        (.01)
Net gains (losses) (both realized and
 unrealized)                                               .61             (2.13)(c)    (1.14)       .61         (.54)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .59             (2.16)       (1.20)       .57         (.55)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --           --       (.03)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.70             $6.11        $8.27      $9.47        $8.93
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.66%           (26.12%)     (12.67%)     6.37%       (5.80%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.00%(e)          2.16%        2.08%      2.16%        6.61%(e)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.00%(e)          2.07%(g)     1.96%(g)   2.06%        2.04%(e)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.48%)(e)         (.56%)       (.72%)     (.40%)       (.78%)(e)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--        $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    41%              104%          56%        84%          14%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.27             $8.41        $9.57      $8.95        $9.48
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .04          .05        .08           --
Net gains (losses) (both realized and
 unrealized)                                               .62             (2.16)(c)    (1.16)       .59         (.53)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .65             (2.12)       (1.11)       .67         (.53)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)             (.02)        (.04)      (.05)          --
Tax return of capital                                       --              (.00)(b)     (.01)        --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)             (.02)        (.05)      (.05)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.87             $6.27        $8.41      $9.57        $8.95
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.30%           (25.15%)     (11.63%)     7.48%       (5.59%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                     .72%(e)           .85%         .91%       .95%        5.58%(e)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .72%(e)           .85%(g)      .84%(g)    .95%        1.01%(e)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .79%(e)           .68%         .50%       .80%         .19%(e)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $20               $21          $15        $39          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    41%              104%          56%        84%          14%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS R4                                             JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.25             $8.42        $9.56      $8.95        $9.48
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .03          .04        .07           --
Net gains (losses) (both realized and
 unrealized)                                               .62             (2.17)(c)    (1.14)       .58         (.53)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .64             (2.14)       (1.10)       .65         (.53)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)             (.03)        (.03)      (.04)          --
Tax return of capital                                       --              (.00)(b)     (.01)        --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)             (.03)        (.04)      (.04)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.86             $6.25        $8.42      $9.56        $8.95
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.23%           (25.41%)     (11.48%)     7.30%       (5.59%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.01%(e)          1.17%        1.23%      1.68%        5.69%(e)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.01%(e)          1.01%(g)      .84%(g)   1.15%        1.12%(e)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .51%(e)           .47%         .42%       .71%         .21%(e)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--        $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    41%              104%          56%        84%          14%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS W                                              JAN. 31, 2010       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(h)
Net asset value, beginning of period                     $6.21             $8.36        $9.54        $9.79
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .01          .01           --
Net gains (losses) (both realized and
 unrealized)                                               .62             (2.14)(c)    (1.17)        (.20)
----------------------------------------------------------------------------------------------------------
Total from investment operations                           .63             (2.13)       (1.16)        (.20)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)             (.02)        (.01)        (.05)
Tax return of capital                                       --              (.00)(b)     (.01)          --
----------------------------------------------------------------------------------------------------------
Total distributions                                       (.01)             (.02)        (.02)        (.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.83             $6.21        $8.36        $9.54
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.13%           (25.47%)     (12.13%)      (2.06%)
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.17%(e)          1.29%        1.34%        1.60%(e)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.17%(e)          1.29%(g)     1.31%(g)     1.32%(e)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .34%(e)           .28%         .08%         .03%(e)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $92              $128           $7          $57
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    41%              104%          56%          84%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(b) Rounds to zero.
(c) Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(d) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended July 31, 2009 and 2008.
(h) For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM )Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2010, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                              ASSET DERIVATIVES               LIABILITY DERIVATIVES
                      --------------------------------  --------------------------------
                       STATEMENT OF ASSETS               STATEMENT OF ASSETS
RISK EXPOSURE            AND LIABILITIES                   AND LIABILITIES
CATEGORY                    LOCATION        FAIR VALUE        LOCATION        FAIR VALUE
----------------------------------------------------------------------------------------------
Equity contracts                                        Net assets --
                                                        unrealized
                                                        depreciation on
                               N/A              N/A     investments             $21,926*
----------------------------------------------------------------------------------------------
Total                                           N/A                             $21,926
----------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JAN. 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $404,990
-----------------------------------------------------------------
Total                                              $404,990
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $(33,017)
-----------------------------------------------------------------
Total                                              $(33,017)
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross national amount of long contracts outstanding was $2.1 million at Jan. 31, 2010. The monthly average gross national amount for long contracts was $1.6 million for the six months ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the above table.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


assets that declines from 0.70% to 0.475% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $87,128 for the six months ended Jan. 31, 2010. The management fee for the six months ended Jan. 31, 2010 was 0.57% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Jan. 31, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, other expenses paid to this company were $377.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A,

--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $53,000 and $4,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $13,605 for Class A and $210 for Class B for the six months ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.40%
Class B..............................................  2.17
Class C..............................................  2.16
Class I..............................................  0.95
Class R4.............................................  1.25
Class W..............................................  1.40


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $55,526,387 and $107,369,286, respectively, for the six months ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                         152,701        1,123,483
Converted from Class B*                           --           39,528
Reinvested distributions                       3,392               --
Redeemed                                    (328,377)      (1,539,579)
----------------------------------------------------------------------
Net increase (decrease)                     (172,284)        (376,568)
----------------------------------------------------------------------

CLASS B
Sold                                           8,132          121,575
Converted to Class A*                             --          (40,369)
Redeemed                                     (25,619)         (50,038)
----------------------------------------------------------------------
Net increase (decrease)                      (17,487)          31,168
----------------------------------------------------------------------

CLASS C
Sold                                           2,030           38,661
Redeemed                                     (10,905)         (11,505)
----------------------------------------------------------------------
Net increase (decrease)                       (8,875)          27,156

----------------------------------------------------------------------


--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS I
Sold                                         425,004        5,323,223
Reinvested distributions                      18,983           16,573
Redeemed                                    (823,670)      (3,840,456)
----------------------------------------------------------------------
Net increase (decrease)                     (379,683)       1,499,340
----------------------------------------------------------------------

CLASS R4
Reinvested distributions                           1                1
----------------------------------------------------------------------
Net increase (decrease)                            1                1
----------------------------------------------------------------------

CLASS W
Sold                                         877,833       31,029,459
Reinvested distributions                      18,147           74,885
Redeemed                                  (8,031,109)     (11,322,377)
----------------------------------------------------------------------
Net increase (decrease)                   (7,135,129)      19,781,967
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $13,359,452 were on loan, secured by cash collateral of $13,845,107 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $61,974 earned from securities lending for the six months ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $25,329,391 and $24,992,513, respectively, for the six months ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount

--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $21,435,234 at July 31, 2009, that if not offset by capital gains will expire as follows:

  2014       2015        2016           2017
$93,125    $21,904    $2,186,828    $19,133,377


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $15,728,006 that is treated for income tax purposes as occurring on Aug. 1, 2009.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four

--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2010 SEMIANNUAL
                                                                      REPORT  47

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6516 E (4/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED SMALL CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   31

Proxy Voting.......................   47




--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Small Cap Value Fund (the Fund) Class A shares gained
  8.43% (excluding sales charge) for the six months ended Jan. 31, 2010.

> The Fund underperformed its benchmark, the unmanaged Russell 2000(R) Value
  Index, which rose 10.63% for the six-month period.

> The Fund also underperformed the Lipper Small-Cap Value Funds Index, representing the Fund's peer group, which increased 11.79%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                               SINCE
                                                             INCEPTION
                                6 MONTHS*   1 YEAR   3 YEAR   2/16/06
----------------------------------------------------------------------
RiverSource Disciplined Small
  Cap Value Fund
  Class A (excluding sales
  charge)                         +8.43%   +34.24%  -11.87%    -7.01%
----------------------------------------------------------------------
Russell 2000 Value Index(1)
  (unmanaged)                    +10.63%   +36.55%   -9.57%    -3.89%
----------------------------------------------------------------------
Lipper Small-Cap Value Funds
  Index(2)                       +11.79%   +45.30%   -6.65%    -2.44%
----------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                SINCE
Without sales charge             6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)        +8.43%   +34.24%  -11.87%    -7.01%
-----------------------------------------------------------------------
Class B (inception 2/16/06)        +8.03%   +33.27%  -12.54%    -7.74%
-----------------------------------------------------------------------
Class C (inception 2/16/06)        +8.09%   +33.35%  -12.51%    -7.72%
-----------------------------------------------------------------------
Class I (inception 2/16/06)        +8.44%   +34.65%  -11.60%    -6.73%
-----------------------------------------------------------------------
Class R2 (inception 12/11/06)      +8.07%   +33.54%  -12.11%   -11.05%
-----------------------------------------------------------------------
Class R3 (inception 12/11/06)      +8.18%   +33.92%  -11.93%   -10.85%
-----------------------------------------------------------------------
Class R4 (inception 2/16/06)       +8.34%   +34.32%  -11.66%    -6.82%
-----------------------------------------------------------------------
Class R5 (inception 12/11/06)      +8.58%   +34.62%  -11.60%   -10.53%
-----------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)        +2.20%   +26.51%  -13.59%    -8.40%
-----------------------------------------------------------------------
Class B (inception 2/16/06)        +3.03%   +28.27%  -13.40%    -8.41%
-----------------------------------------------------------------------
Class C (inception 2/16/06)        +7.09%   +32.35%  -12.51%    -7.72%
-----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.




Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at Jan. 31, 2010))
---------------------------------------------------------------------

Consumer Discretionary                     12.1%
------------------------------------------------
Consumer Staples                            5.0%
------------------------------------------------
Energy                                      8.8%
------------------------------------------------
Financials                                 28.7%
------------------------------------------------
Health Care                                 8.4%
------------------------------------------------
Industrials                                14.6%
------------------------------------------------
Information Technology                      9.5%
------------------------------------------------
Materials                                   8.9%
------------------------------------------------
Telecommunication Services                  0.6%
------------------------------------------------
Utilities                                   1.0%
------------------------------------------------
Other(2)                                    2.4%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Platinum Underwriters Holdings                 1.9%
---------------------------------------------------
Magellan Health Services                       1.8%
---------------------------------------------------
WR Grace & Co                                  1.7%
---------------------------------------------------
Capstead Mtge                                  1.5%
---------------------------------------------------
MFA Financial                                  1.4%
---------------------------------------------------
3Com                                           1.2%
---------------------------------------------------
SkyWest                                        1.2%
---------------------------------------------------
ProAssurance                                   1.1%
---------------------------------------------------
OM Group                                       1.1%
---------------------------------------------------
HealthSpring                                   1.0%
---------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,084.30        $ 6.60         $ 6.91
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.60        $ 6.39         $ 6.69
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,080.30        $10.53         $10.84
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.81        $10.20         $10.50
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,080.90        $10.48         $10.79
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.86        $10.15         $10.45
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,084.40        $ 4.78         $ 5.09
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.34        $ 4.63         $ 4.94
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,080.70        $ 8.77         $ 9.08
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.50        $ 8.50         $ 8.80
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,081.80        $ 7.68         $ 7.99
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.55        $ 7.44         $ 7.75
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,083.40        $ 6.39         $ 6.70
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.80        $ 6.19         $ 6.49
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,085.80        $ 4.94         $ 5.25
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.19        $ 4.78         $ 5.09
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.27%           .06%        1.33%
----------------------------------------------------------------------
Class B                             2.03%           .06%        2.09%
----------------------------------------------------------------------
Class C                             2.02%           .06%        2.08%
----------------------------------------------------------------------
Class I                              .92%           .06%         .98%
----------------------------------------------------------------------
Class R2                            1.69%           .06%        1.75%
----------------------------------------------------------------------
Class R3                            1.48%           .06%        1.54%
----------------------------------------------------------------------
Class R4                            1.23%           .06%        1.29%
----------------------------------------------------------------------
Class R5                             .95%           .06%        1.01%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Jan. 31, 2010: +8.43% for Class A, +8.03% for Class B, +8.09% for Class C, +8.44% for Class I, +8.07% for Class R2, +8.18% for Class R3, +8.34% for Class R4 and +8.58% for Class R5.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
Ceradyne                                                10,168(b)            $198,683
Esterline Technologies                                   2,773(b)             104,708
GeoEye                                                   1,183(b)              30,368
Triumph Group                                            3,595                183,093
                                                                      ---------------
Total                                                                         516,852
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
Atlas Air Worldwide Holdings                             8,797(b)             322,586
Pacer Intl                                              15,103(b)              45,309
                                                                      ---------------
Total                                                                         367,895
-------------------------------------------------------------------------------------

AIRLINES (1.5%)
Alaska Air Group                                         4,529(b)             141,939
SkyWest                                                 34,505                504,808
                                                                      ---------------
Total                                                                         646,747
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.3%)
ArvinMeritor                                            16,242(b)             157,385
Dana Holding                                            31,397(b)             323,703
Exide Technologies                                      21,735(b,d)           168,012
Spartan Motors                                          17,782                106,692
Superior Inds Intl                                       3,392                 49,896
Tenneco                                                 12,140(b)             214,635
                                                                      ---------------
Total                                                                       1,020,323
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Apogee Enterprises                                      12,190                167,734
Insteel Inds                                             4,823(d)              47,651
Quanex Building Products                                 5,563                 89,453
Universal Forest Products                                2,907                 98,664
                                                                      ---------------
Total                                                                         403,502
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.6%)
Apollo Investment                                       16,548                170,444
Ares Capital                                            16,191                199,149
BGC Partners Cl A                                       28,776                117,118
Cohen & Steers                                           1,821(d)              37,039
Evercore Partners Cl A                                   2,504(d)              74,794
GAMCO Investors Cl A                                       842                 34,581
Hercules Technology Growth Capital                       3,785                 38,077
Intl Assets Holding                                      4,813(b)              71,666
JMP Group                                                2,455                 19,075
Knight Capital Group Cl A                               23,281(b)             364,115
MF Global Holdings                                      15,758(b)             103,215
MVC Capital                                              7,424                 86,861
Oppenheimer Holdings Cl A                                3,153(d)              86,108
PennantPark Investment                                   7,088                 64,146
Penson Worldwide                                        11,425(b,d)            96,199
Prospect Capital                                        10,736(d)             122,498
Stifel Financial                                         2,092(b)             109,412
SWS Group                                               10,848(d)             130,176
U.S. Global Investors Cl A                               1,778                 17,087
Westwood Holdings Group                                  2,887(d)             104,365
                                                                      ---------------
Total                                                                       2,046,125
-------------------------------------------------------------------------------------

CHEMICALS (4.7%)
Innophos Holdings                                        8,100                158,436
Innospec                                                 6,984(c,d)            68,094
Olin                                                    26,995(d)             445,418
OM Group                                                14,011(b)             457,039
Solutia                                                 14,312(b)             196,790
WR Grace & Co                                           31,239(b)             745,987
                                                                      ---------------
Total                                                                       2,071,764
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.7%)
Arrow Financial                                          3,240(d)              84,175
BancFirst                                                3,023                121,827
Bancorp                                                  6,947(b)              50,783
Bank of Kentucky Financial                               1,074                 19,601
Bridge Bancorp                                             824                 19,430
Camden Natl                                              3,298(d)              95,708


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Community Trust Bancorp                                  4,027               $102,004
First Financial                                          3,837                105,901
First Financial Bankshares                               2,081(d)             110,397
First of Long Island                                     2,118(d)              51,319
German American Bancorp                                  3,296(d)              48,979
Great Southern Bancorp                                   1,185                 26,627
Heritage Financial                                       2,188(d)              30,763
MainSource Financial Group                              12,728(d)              70,131
Natl Bankshares                                          2,590(d)              65,268
NBT Bancorp                                              5,565(d)             116,086
Northrim BanCorp                                         5,577                 89,399
Peoples Bancorp                                          1,278                 16,588
Republic Bancorp Cl A                                    4,228(d)              70,227
S.Y. Bancorp                                             4,644                 98,406
Southside Bancshares                                     1,555                 30,945
SVB Financial Group                                      6,007(b)             260,644
Tompkins Financial                                       2,106(d)              82,555
TowneBank                                                8,264(d)              88,342
Trico Bancshares                                         3,366(d)              58,097
Trustmark                                                8,569(d)             195,373
UMB Financial                                            4,313                170,407
Wilshire Bancorp                                        16,066(d)             147,968
Wintrust Financial                                       3,020(d)             104,915
                                                                      ---------------
Total                                                                       2,532,865
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Consolidated Graphics                                    3,018(b,d)           101,858
Kimball Intl Cl B                                       15,437                121,644
United Stationers                                        2,067(b,d)           112,776
Viad                                                     6,228(d)             122,877
                                                                      ---------------
Total                                                                         459,155
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
3Com                                                    70,226(b)             523,184
EMS Technologies                                         3,472(b)              44,511
Harmonic                                                 9,730(b,d)            59,061
NETGEAR                                                  3,442(b)              71,043
Plantronics                                              5,216                137,807
Polycom                                                  4,447(b)              99,746
                                                                      ---------------
Total                                                                         935,352
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.0%)
Comfort Systems USA                                     16,092(d)             188,759
EMCOR Group                                             18,601(b)             447,540
Granite Construction                                     7,591(d)             234,410
Layne Christensen                                        4,385(b)             111,072
Tutor Perini                                            18,612(b,d)           354,745
                                                                      ---------------
Total                                                                       1,336,526
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Advance America Cash Advance Centers                    11,858(d)              57,274
Cash America Intl                                        1,501                 56,423
World Acceptance                                         1,190(b)              48,064
                                                                      ---------------
Total                                                                         161,761
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Regis                                                    9,327                148,579
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Life Partners Holdings                                   5,379(d)             106,935
PHH                                                      5,782(b,d)           100,838
                                                                      ---------------
Total                                                                         207,773
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
EnerSys                                                 11,134(b)             217,002
GrafTech Intl                                           27,190(b)             341,506
                                                                      ---------------
Total                                                                         558,508
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.0%)
Anixter Intl                                             8,200(b,d)           341,776
Benchmark Electronics                                    8,619(b)             157,038
CTS                                                      6,872                 52,296
Insight Enterprises                                     14,538(b)             167,332
Littelfuse                                               3,209(b)              96,463
Methode Electronics                                      7,792                 85,634
Plexus                                                   2,456(b)              83,529
SMART Modular Technologies WWH                           5,920(b)              35,994
SYNNEX                                                   9,422(b,d)           249,400
TTM Technologies                                         5,846(b)              60,506
                                                                      ---------------
Total                                                                       1,329,968
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.6%)
Bristow Group                                            3,600(b)             128,520
Bronco Drilling                                          6,146(b,d)            30,853


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Cal Dive Intl                                           11,558(b)             $81,368
CARBO Ceramics                                           1,919                126,500
Complete Production Services                             7,909(b)              99,100
Dawson Geophysical                                       3,031(b,d)            65,742
GulfMark Offshore                                        4,134(b,d)           101,490
Key Energy Services                                     43,237(b,d)           418,319
Lufkin Inds                                              2,115                134,049
Matrix Service                                           5,662(b)              57,130
Parker Drilling                                         47,845(b)             230,134
Pioneer Drilling                                         3,912(b)              31,100
TETRA Technologies                                       8,787(b)              91,912
                                                                      ---------------
Total                                                                       1,596,217
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Andersons                                                5,545                149,604
Casey's General Stores                                   3,481                106,797
Ingles Markets Cl A                                      2,606                 36,901
Nash Finch                                               3,471                119,750
Pantry                                                   7,276(b)              98,008
Ruddick                                                  7,833                222,066
Spartan Stores                                           4,762                 64,477
Winn-Dixie Stores                                       22,601(b,d)           228,948
                                                                      ---------------
Total                                                                       1,026,551
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
American Italian Pasta Cl A                              3,126(b)             107,097
Chiquita Brands Intl                                    20,789(b,d)           304,975
Diamond Foods                                              835                 29,993
Fresh Del Monte Produce                                 15,736(b,c)           319,912
                                                                      ---------------
Total                                                                         761,977
-------------------------------------------------------------------------------------

GAS UTILITIES (0.6%)
Chesapeake Utilities                                     1,331(d)              39,451
Laclede Group                                            3,480                112,265
New Jersey Resources                                     1,820(d)              66,412
Northwest Natural Gas                                    1,333                 57,812
                                                                      ---------------
Total                                                                         275,940
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
ev3                                                     18,690(b,d)           272,500
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (7.1%)
Centene                                                 11,438(b)             220,182
Gentiva Health Services                                  4,608(b)             117,688
HealthSpring                                            25,981(b)             451,810
Kindred Healthcare                                      23,596(b)             399,008
Magellan Health Services                                20,056(b)             791,810
Molina Healthcare                                       10,769(b,d)           239,610
RehabCare Group                                          2,691(b)              78,200
Sun Healthcare Group                                    10,923(b)              95,467
Triple-S Management Cl B                                12,776(b,c,d)         211,954
Universal American Financial                            13,174(b)             176,005
WellCare Health Plans                                   11,991(b)             373,879
                                                                      ---------------
Total                                                                       3,155,613
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
American Greetings Cl A                                  6,521                120,508
Blyth                                                    1,104(d)              31,011
                                                                      ---------------
Total                                                                         151,519
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (--%)
Central Garden & Pet Cl A                                  922(b)               8,104
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Seaboard                                                   163                200,490
-------------------------------------------------------------------------------------

INSURANCE (10.2%)
American Equity Investment Life Holding                  4,105                 30,131
American Physicians Capital                              3,042                 84,446
American Physicians Service Group                        4,299(d)              98,490
American Safety Insurance Holdings                       2,130(b,c)            29,288
Amerisafe                                                9,829(b)             170,042
AmTrust Financial Services                               8,774                105,025
Argo Group Intl Holdings                                 4,639(b,c)           124,047
CNA Surety                                               9,095(b)             127,330
Conseco                                                 74,116(b)             352,791
Employers Holdings                                      27,323                361,482


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Flagstone Reinsurance Holdings                           5,163(c)             $54,057
FPIC Insurance Group                                     2,454(b,d)            93,129
Greenlight Capital Re Series A                           1,932(b,c)            46,658
Horace Mann Educators                                   25,702                308,167
Maiden Holdings                                          8,665(c)              58,835
Max Capital Group                                        5,826(c)             131,202
Meadowbrook Insurance Group                             18,820                127,035
Montpelier Re Holdings                                   8,775(c)             148,210
Natl Financial Partners                                 20,622(b)             174,256
Phoenix Companies                                       12,436(b)              29,225
Platinum Underwriters Holdings                          22,784(c)             826,147
PMA Capital Cl A                                         5,839(b)              35,151
ProAssurance                                             9,760(b)             495,417
Safety Insurance Group                                   5,353                187,355
SeaBright Insurance Holdings                             9,679(b)              98,532
Tower Group                                              6,145                135,805
Zenith Natl Insurance                                    4,606                128,507
                                                                      ---------------
Total                                                                       4,560,760
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.2%)
EarthLink                                               48,305(d)             391,754
ModusLink Global Solutions                              10,108(b)             102,596
United Online                                            4,873                 30,797
                                                                      ---------------
Total                                                                         525,147
-------------------------------------------------------------------------------------

IT SERVICES (1.4%)
Ciber                                                   24,334(b,d)            78,599
CSG Systems Intl                                         6,619(b)             128,475
Euronet Worldwide                                        7,630(b)             155,804
Global Cash Access Holdings                             11,308(b)              91,595
ManTech Intl Cl A                                        1,145(b)              54,857
Ness Technologies                                       17,209(b,c)            95,338
                                                                      ---------------
Total                                                                         604,668
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                                                5,209                 55,893
JAKKS Pacific                                           18,193(b,d)           200,123
                                                                      ---------------
Total                                                                         256,016
-------------------------------------------------------------------------------------

MACHINERY (2.7%)
EnPro Inds                                               4,721(b,d)           114,956
FreightCar America                                       4,993                 97,364
Hurco Companies                                          2,252(b,d)            37,744
John Bean Technologies                                   5,114                 84,330
LB Foster Cl A                                           4,033(b,d)           108,810
Mueller Inds                                            10,011                246,170
NACCO Inds Cl A                                            936                 50,376
Nordson                                                  6,719                379,892
Robbins & Myers                                          3,168(d)              70,393
                                                                      ---------------
Total                                                                       1,190,035
-------------------------------------------------------------------------------------

MARINE (0.2%)
Genco Shipping & Trading                                 4,188(b)              80,242
-------------------------------------------------------------------------------------

MEDIA (0.2%)
Natl CineMedia                                           6,486                 97,160
-------------------------------------------------------------------------------------

METALS & MINING (2.6%)
AM Castle & Co                                           5,975(d)              57,958
Brush Engineered Materials                               4,166(b)              74,863
Century Aluminum                                        12,558(b)             142,157
Coeur d'Alene Mines                                     24,318(b,d)           340,937
Haynes Intl                                              2,705                 79,229
Horsehead Holding                                       11,651(b,d)           114,180
Kaiser Aluminum                                          3,086                108,473
Olympic Steel                                            3,611(d)             100,169
RTI Intl Metals                                          5,734(b,d)           141,917
                                                                      ---------------
Total                                                                       1,159,883
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Dillard's Cl A                                           7,268                120,358
Retail Ventures                                         11,349(b)              93,970
                                                                      ---------------
Total                                                                         214,328
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
CH Energy Group                                          3,064                121,182
NorthWestern                                             2,141(d)              52,347
                                                                      ---------------
Total                                                                         173,529
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (5.2%)
Atlas Energy                                             9,975               $301,743
ATP Oil & Gas                                           10,181(b)             147,319
Berry Petroleum Cl A                                     5,488                148,615
Bill Barrett                                             8,218(b)             254,758
CVR Energy                                              13,087(b)             104,958
Gran Tierra Energy                                      51,153(b,c)           250,138
Knightsbridge Tankers                                    8,155(c)             117,514
Nordic American Tanker Shipping                          1,502(c,d)            44,564
Penn Virginia                                            7,346                178,287
Petroleum Development                                    8,411(b)             176,295
Rosetta Resources                                        9,092(b)             186,932
Stone Energy                                             7,555(b)             120,427
Swift Energy                                             6,769(b,d)           169,631
USEC                                                    10,752(b,d)            43,008
Western Refining                                        13,394(b,d)            61,211
                                                                      ---------------
Total                                                                       2,305,400
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.6%)
Clearwater Paper                                         3,389(b)             165,824
Glatfelter                                               5,946                 82,055
Kapstone Paper and Packaging                             8,774(b)              81,072
Schweitzer-Mauduit Intl                                  5,339                401,706
                                                                      ---------------
Total                                                                         730,657
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Chattem                                                  1,035(b)              96,731
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Par Pharmaceutical Companies                             8,333(b)             219,324
ViroPharma                                               8,377(b)              82,765
                                                                      ---------------
Total                                                                         302,089
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.8%)
CDI                                                      3,259                 42,009
Heidrick & Struggles Intl                                2,727(d)              69,347
Kelly Services Cl A                                      3,566(b)              46,786
Korn/Ferry Intl                                          2,193(b)              32,456
Spherion                                                10,470(b)              59,051
TrueBlue                                                 4,594(b,d)            66,659
Volt Information Sciences                                2,352(b)              21,850
                                                                      ---------------
Total                                                                         338,158
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.7%)
American Campus Communities                              2,652                 68,050
American Capital Agency                                  3,383                 90,292
Anworth Mtge Asset                                      27,211                187,756
Capstead Mtge                                           47,610                632,261
Entertainment Properties Trust                           4,182                145,994
Getty Realty                                             4,712                101,638
Medical Properties Trust                                 8,140                 81,481
MFA Financial                                           83,691                615,966
Mid-America Apartment Communities                        1,434                 67,283
Natl Health Investors                                    3,764                128,051
Natl Retail Properties                                   5,397(d)             109,019
NorthStar Realty Finance                                32,784(d)             148,839
Omega Healthcare Investors                              12,553(d)             234,867
Realty Income                                            4,793(d)             133,868
Universal Health Realty Income Trust                     3,998                132,734
Urstadt Biddle Properties Cl A                           7,638(d)             114,494
                                                                      ---------------
Total                                                                       2,992,593
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
China Housing & Land Development                         8,507(b,c,d)          31,051
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ROAD & RAIL (0.6%)
Arkansas Best                                            7,326               $165,128
Old Dominion Freight Line                                2,957(b)              81,318
Saia                                                     2,779(b,d)            33,348
                                                                      ---------------
Total                                                                         279,794
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
OmniVision Technologies                                 14,051(b)             181,257
Pericom Semiconductor                                    8,687(b)              76,446
Sigma Designs                                            4,864(b,d)            54,039
Trident Microsystems                                     7,718(b,d)            14,047
                                                                      ---------------
Total                                                                         325,789
-------------------------------------------------------------------------------------

SOFTWARE (1.1%)
Take-Two Interactive Software                           14,256(b,d)           132,296
TIBCO Software                                          37,561(b)             336,546
                                                                      ---------------
Total                                                                         468,842
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.7%)
AnnTaylor Stores                                        13,516(b)             169,761
Asbury Automotive Group                                  7,758(b)              85,881
Brown Shoe                                               5,981(d)              73,267
Buckle                                                   4,075(d)             123,636
Build-A-Bear Workshop                                    9,576(b)              45,678
Conn's                                                   8,722(b,d)            49,018
Dress Barn                                              12,911(b)             303,925
DSW Cl A                                                 4,838(b)             116,596
Genesco                                                 10,550(b)             248,769
Group 1 Automotive                                      10,635(b,d)           308,415
Gymboree                                                 4,686(b,d)           182,801
Hot Topic                                               15,180(b)              87,285
Jo-Ann Stores                                            7,294(b,d)           255,436
Men's Wearhouse                                          7,776                156,686
OfficeMax                                                4,743(b)              61,517
Pacific Sunwear of California                           21,247(b,d)            74,789
Rent-A-Center                                           16,699(b)             333,979
Shoe Carnival                                            5,418(b)              98,987
Sonic Automotive Cl A                                    7,176(b)              68,531
Stage Stores                                             9,037                116,758
                                                                      ---------------
Total                                                                       2,961,715
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Carter's                                                 2,895(b)              74,865
Iconix Brand Group                                       7,252(b)              91,520
Jones Apparel Group                                     12,479                180,196
Skechers USA Cl A                                        6,327(b)             177,536
                                                                      ---------------
Total                                                                         524,117
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
ESB Financial                                            4,204                 49,271
ESSA Bancorp                                             3,487(d)              41,321
Ocwen Financial                                         13,769(b)             126,124
                                                                      ---------------
Total                                                                         216,716
-------------------------------------------------------------------------------------

TOBACCO (0.7%)
Universal                                                6,763                306,973
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
H&E Equipment Services                                   9,814(b,d)           104,127
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Syniverse Holdings                                      10,542(b)             177,211
USA Mobility                                             9,074                 94,279
                                                                      ---------------
Total                                                                         271,490
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $38,246,922)                                                       $43,310,616
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%              1,047,997(e)          $1,047,997
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,047,997)                                                         $1,047,997
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     5,117,441             $5,117,441
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $5,117,441)                                                         $5,117,441
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $44,412,360)(f)                                                    $49,476,054
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

At Jan. 31, 2010, $72,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts. FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         17          $1,021,700   March 2010         $(51,912)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 5.76% of net assets.

(d) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.


--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $44,412,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $7,815,000
     Unrealized depreciation                         (2,751,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $5,064,000
     ----------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of
Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)               $43,310,616          $--             $--        $43,310,616
--------------------------------------------------------------------------------------------
Total Equity Securities           43,310,616           --              --         43,310,616
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        1,047,997           --              --          1,047,997
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                        5,117,441           --              --          5,117,441
--------------------------------------------------------------------------------------------
Total Other                        6,165,438           --              --          6,165,438
--------------------------------------------------------------------------------------------
Investments in Securities         49,476,054           --              --         49,476,054
Other Financial
  Instruments(d)                     (51,912)          --              --            (51,912)
--------------------------------------------------------------------------------------------
Total                            $49,424,142          $--             $--        $49,424,142
--------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $38,246,922)                     $ 43,310,616
  Affiliated money market fund (identified cost $1,047,997)                  1,047,997
  Investments of cash collateral received for securities on loan
    (identified cost $5,117,441)                                             5,117,441
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $44,412,360)               49,476,054
Dividends and accrued interest receivable                                       24,639
Margin deposits on futures contracts                                            72,000
--------------------------------------------------------------------------------------
Total assets                                                                49,572,693
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          49,053
Payable upon return of securities loaned                                     5,117,441
Variation margin payable on futures contracts                                    7,122
Accrued investment management services fees                                      1,044
Accrued distribution fees                                                           87
Accrued transfer agency fees                                                        28
Accrued administrative services fees                                                98
Other accrued expenses                                                          30,154
--------------------------------------------------------------------------------------
Total liabilities                                                            5,205,027
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 44,367,666
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $     61,364
Additional paid-in capital                                                  51,510,825
Undistributed net investment income                                            174,074
Accumulated net realized gain (loss)                                       (12,390,379)
Unrealized appreciation (depreciation) on investments                        5,011,782
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 44,367,666
--------------------------------------------------------------------------------------
*Value of securities on loan                                              $  4,954,449
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $11,260,076            1,557,611                       $7.23(1)
Class B                     $   229,725               32,229                       $7.13
Class C                     $    87,761               12,316                       $7.13
Class I                     $32,771,769            4,531,666                       $7.23
Class R2                    $     3,290                  455                       $7.23
Class R3                    $     4,530                  627                       $7.22
Class R4                    $     7,227                1,000                       $7.23
Class R5                    $     3,288                  455                       $7.23
----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $7.67. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  399,801
Income distributions from affiliated money market fund               893
Income from securities lending -- net                             49,483
------------------------------------------------------------------------
Total income                                                     450,177
------------------------------------------------------------------------
Expenses:
Investment management services fees                              175,722
Distribution fees
  Class A                                                         14,278
  Class B                                                          1,278
  Class C                                                            435
  Class R2                                                             8
  Class R3                                                             5
Transfer agency fees
  Class A                                                          5,079
  Class B                                                            138
  Class C                                                             42
  Class R3                                                             2
  Class R4                                                             2
Administrative services fees                                      19,138
Plan administration services fees
  Class R2                                                             4
  Class R3                                                             5
  Class R4                                                             9
Compensation of board members                                        708
Custodian fees                                                     2,418
Printing and postage                                              11,020
Registration fees                                                 26,082
Professional fees                                                  4,209
Other                                                              2,242
------------------------------------------------------------------------
Total expenses                                                   262,824
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                               (20,366)
------------------------------------------------------------------------
Total net expenses                                               242,458
------------------------------------------------------------------------
Investment income (loss) -- net                                  207,719
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        2,332,830
  Futures contracts                                              219,917
------------------------------------------------------------------------
Net realized gain (loss) on investments                        2,552,747
Net change in unrealized appreciation (depreciation) on
  investments                                                  1,429,719
------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          3,982,466
------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $4,190,185
------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JAN. 31, 2010  JULY 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $    207,719   $    377,135
Net realized gain (loss) on investments                              2,552,747    (11,082,938)
Net change in unrealized appreciation (depreciation) on
  investments                                                        1,429,719      7,316,289
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         4,190,185     (3,389,514)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (74,218)       (28,406)
    Class C                                                                (52)            --
    Class I                                                           (324,851)      (220,730)
    Class R2                                                               (10)            (1)
    Class R3                                                               (25)           (10)
    Class R4                                                               (52)           (42)
    Class R5                                                               (31)           (17)
---------------------------------------------------------------------------------------------
Total distributions                                                   (399,239)      (249,206)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       240,130      2,450,687
  Class B shares                                                           949        205,267
  Class C shares                                                         7,524         56,304
  Class I shares                                                       178,256     35,465,513
  Class R3 shares                                                          324            724
Reinvestment of distributions at net asset value
  Class A shares                                                        26,528         11,018
  Class C shares                                                            47             --
  Class I shares                                                       324,780        220,690
  Class R3 shares                                                            7             --
Conversions from Class B to Class A
  Class A shares                                                            --         79,994
  Class B shares                                                            --        (79,994)
Payments for redemptions
  Class A shares                                                      (592,928)    (1,511,682)
  Class B shares                                                       (53,250)      (115,767)
  Class C shares                                                        (3,122)       (18,418)
  Class I shares                                                   (12,942,096)   (15,688,017)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (12,812,851)    21,076,319
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (9,021,905)    17,437,599
Net assets at beginning of period                                   53,389,571     35,951,972
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $ 44,367,666   $ 53,389,571
---------------------------------------------------------------------------------------------
Undistributed net investment income                               $    174,074   $    365,594
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007       2006(a)
Net asset value, beginning of period                     $6.71             $8.76      $10.00       $9.77       $10.22
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .04         .04         .14          .02
Net gains (losses) (both realized and
 unrealized)                                               .55             (2.07)      (1.01)        .29         (.47)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .57             (2.03)       (.97)        .43         (.45)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)             (.02)       (.05)       (.01)          --
Distributions from realized gains                           --                --        (.22)       (.19)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)             (.02)       (.27)       (.20)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.23             $6.71       $8.76      $10.00        $9.77
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.43%           (23.18%)     (9.67%)      4.29%       (4.40%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.36%(c)          1.60%       1.54%       1.73%        3.27%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.27%(c)          1.42%       1.24%       1.35%        1.40%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .63%(c)           .61%        .44%       1.30%         .55%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $11               $11         $13         $14          $11
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%         87%        127%          40%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.60             $8.65        $9.90      $9.73       $10.22
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             (.01)        (.02)       .05           --
Net gains (losses) (both realized and
 unrealized)                                               .54             (2.04)       (1.01)       .31         (.49)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .53             (2.05)       (1.03)       .36         (.49)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.22)      (.19)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.13             $6.60        $8.65      $9.90        $9.73
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.03%           (23.70%)     (10.47%)     3.51%       (4.79%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.11%(c)          2.37%        2.29%      2.38%        4.05%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.03%(c)          2.18%        2.00%      2.11%        2.18%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.15%)(c)         (.14%)       (.27%)      .49%        (.17%)(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--         $1          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%          87%       127%          40%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.60             $8.65        $9.90      $9.73       $10.22
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)           (.01)        (.03)       .05           --
Net gains (losses) (both realized and
 unrealized)                                               .53             (2.04)       (1.00)       .31         (.49)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .53             (2.05)       (1.03)       .36         (.49)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(e)            --         (.00)(e)     --           --
Distributions from realized gains                           --                --         (.22)      (.19)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.00)(e)            --         (.22)      (.19)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.13             $6.60        $8.65      $9.90        $9.73
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.09%           (23.70%)     (10.43%)     3.51%       (4.79%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.11%(c)          2.36%        2.29%      2.47%        4.05%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.02%(c)          2.17%        2.00%      2.11%        2.18%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.12%)(c)         (.13%)       (.29%)      .43%        (.22%)(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--        $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%          87%       127%          40%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007       2006(a)
Net asset value, beginning of period                     $6.73             $8.78      $10.03       $9.78       $10.22
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .06         .07         .15          .03
Net gains (losses) (both realized and
 unrealized)                                               .54             (2.07)      (1.02)        .32         (.47)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .57             (2.01)       (.95)        .47         (.44)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)             (.04)       (.08)       (.03)          --
Distributions from realized gains                           --                --        (.22)       (.19)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)             (.04)       (.30)       (.22)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.23             $6.73       $8.78      $10.03        $9.78
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.44%           (22.83%)     (9.46%)      4.69%       (4.31%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.01%(c)          1.22%       1.22%       1.19%        3.00%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .92%(c)          1.04%        .92%       1.05%        1.13%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .95%(c)           .98%        .79%       1.43%         .91%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $33               $42         $23         $25           $3
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%         87%        127%          40%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS R2                                             JAN. 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(f)
Net asset value, beginning of period                     $6.71             $8.75       $9.97       $10.99
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .02         .02          .06
Net gains (losses) (both realized and
 unrealized)                                               .53             (2.06)      (1.00)        (.86)
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .54             (2.04)       (.98)        (.80)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)             (.00)(e)    (.02)        (.03)
Distributions from realized gains                           --                --        (.22)        (.19)
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)             (.00)(e)    (.24)        (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.23             $6.71       $8.75        $9.97
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.07%           (23.28%)     (9.82%)      (7.40%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.75%(c)          2.04%       2.03%        1.85%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.69%(c)          1.71%       1.46%        1.80%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .21%(c)           .31%        .23%         .77%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%         87%         127%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS R3                                             JAN. 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(f)
Net asset value, beginning of period                     $6.71             $8.76       $9.99       $10.99
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .04         .04          .07
Net gains (losses) (both realized and
 unrealized)                                               .53             (2.07)      (1.00)        (.85)
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .55             (2.03)       (.96)        (.78)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)             (.02)       (.05)        (.03)
Distributions from realized gains                           --                --        (.22)        (.19)
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)             (.02)       (.27)        (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.22             $6.71       $8.76        $9.99
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.18%           (23.11%)     (9.65%)      (7.21%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.59%(c)          1.80%       1.79%        1.58%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.48%(c)          1.46%       1.21%        1.55%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .43%(c)           .58%        .48%        1.02%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%         87%         127%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED JULY 31,
CLASS R4                                             JAN. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007       2006(a)
Net asset value, beginning of period                     $6.72             $8.78      $10.00       $9.77       $10.22
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .05         .07         .17          .02
Net gains (losses) (both realized and
 unrealized)                                               .54             (2.07)      (1.00)        .28         (.47)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .56             (2.02)       (.93)        .45         (.45)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)             (.04)       (.07)       (.03)          --
Distributions from realized gains                           --                --        (.22)       (.19)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)             (.04)       (.29)       (.22)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.23             $6.72       $8.78      $10.00        $9.77
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.34%           (22.92%)     (9.27%)      4.42%       (4.40%)
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.31%(c)          1.56%       1.52%       1.83%        3.12%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.23%(c)          1.22%        .97%       1.26%        1.25%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .67%(c)           .80%        .73%       1.60%         .69%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%         87%        127%          40%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS R5                                             JAN. 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(f)
Net asset value, beginning of period                     $6.72             $8.77      $10.02       $10.99
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .06         .07          .11
Net gains (losses) (both realized and
 unrealized)                                               .55             (2.07)      (1.02)        (.86)
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .58             (2.01)       (.95)        (.75)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)             (.04)       (.08)        (.03)
Distributions from realized gains                           --                --        (.22)        (.19)
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)             (.04)       (.30)        (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.23             $6.72       $8.77       $10.02
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.58%           (22.90%)     (9.50%)      (6.93%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.03%(c)          1.27%       1.28%        1.09%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .95%(c)          1.10%        .97%        1.05%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .95%(c)           .92%        .72%        1.53%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               98%         87%         127%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.
(f) For the period from Dec. 11, 2006 (when shares became publicly available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Disciplined Small Cap Value Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in small capitalization equity securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Jan 31, 2010, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R4 and Class R5 shares. At Jan. 31, 2010, the Investment Manager and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 90% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations

--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENTS
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts                                      Net assets -
                                                      unrealized
                                                      depreciation on
                             N/A              N/A     investments            $51,912*
-------------------------------------------------------------------------------------------
Total                                         N/A                            $51,912
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JAN. 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $219,917
-----------------------------------------------------------------
Total                                              $219,917
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $(55,829)
-----------------------------------------------------------------
Total                                              $(55,829)
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $1 million at Jan. 31, 2010. The monthly average gross notional amount for these contracts

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


was $700,000 for the six months ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.85% to 0.725% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $27,616 for the six months ended Jan. 31, 2010. The management fee for the six months ended Jan. 31, 2010 was 0.74% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended Jan. 31, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, other expenses paid to this company were $123.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $16,000 and $2,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $3,485 for Class A and $13 for Class B for the six months ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.27%
Class B..............................................  2.03
Class C..............................................  2.02
Class I..............................................  0.92
Class R2.............................................  1.69
Class R3.............................................  1.48
Class R4.............................................  1.23
Class R5.............................................  0.95


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R3..............................................   $1


The management fees waived/reimbursed at the Fund level were $20,365.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.49%
Class B..............................................  2.26
Class C..............................................  2.25
Class I..............................................  1.04
Class R2.............................................  1.84
Class R3.............................................  1.59
Class R4.............................................  1.34
Class R5.............................................  1.09


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

    different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $12,468,854 and $26,084,977, respectively, for the six months ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                          33,105          390,536
Converted from Class B*                           --           11,922
Reinvested distributions                       3,537            1,852
Redeemed                                     (81,962)        (252,101)
----------------------------------------------------------------------
Net increase (decrease)                      (45,320)         152,209
----------------------------------------------------------------------

CLASS B
Sold                                             133           30,986
Converted to Class A*                             --          (12,120)
Redeemed                                      (7,412)         (19,523)
----------------------------------------------------------------------
Net increase (decrease)                       (7,279)            (657)
----------------------------------------------------------------------

CLASS C
Sold                                           1,087            7,429
Reinvested distributions                           6               --
Redeemed                                        (447)          (2,110)
----------------------------------------------------------------------
Net increase (decrease)                          646            5,319
----------------------------------------------------------------------

CLASS I
Sold                                          24,478        6,190,809
Reinvested distributions                      43,304           37,091
Redeemed                                  (1,821,339)      (2,542,749)
----------------------------------------------------------------------
Net increase (decrease)                   (1,753,557)       3,685,151
----------------------------------------------------------------------

CLASS R3
Sold                                              44              127
Reinvested distributions                           1               --
----------------------------------------------------------------------
Net increase (decrease)                           45              127
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $4,954,449 were on loan, secured by cash collateral of $5,117,441 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $49,483 earned from securities lending for the six months ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


of RiverSource Short-Term Cash Fund aggregated $9,423,903 and $8,637,995, respectively, for the six months ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts,

--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $6,787,750 at July 31, 2009, that if not offset by capital gains will expire as follows:


  2016         2017
$554,680    $6,233,070


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $7,832,894 that is treated for income tax purposes as occurring on Aug. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the

--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  47

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6509 E (4/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Dimensions Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 6, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 6, 2010